Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	15,532,083
Proposed Maximum Offering Price per Unit	0.77
Maximum Aggregate Offering Price	$ 11,959,703.91
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,651.64
Offering Note	Estimated solely for the purpose of calculating the registration fee and is based on the average of the high and low sales prices of the registrant’s common stock of $0.77 per share as reported on The Nasdaq Capital Market on November 21, 2025, a date within five business days prior to the filing of the registration statement to which this exhibit is attached, pursuant to Rule 457(c) under the Securities Act.

Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction. The proposed maximum initial offering price per security will be determined, from time to time, by the registrant in connection with the sale of the securities under this Registration Statement.